Schedule of future minimum lease payments (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Right-of-use Assets And Operating Lease Liabilities
2027	$ 390,675
2028	362,638
2029	69,325
2030	41,378
2031	20,691
Total future minimum lease payments	884,707
Less imputed interest	(59,676)
Present value of operating lease liabilities	825,031	$ 708,446
Less: current portion	(359,899)	(300,824)
Long-term portion	$ 465,132	$ 407,622